The WISeKey Group	12 Months Ended
Dec. 31, 2025
The WISeKey Group
The WISeKey Group

Note 1.The WISeKey Group

WISeKey International Holding Ltd, together with its consolidated subsidiaries (“WISeKey” or the “Company” or the “Group” or the “WISeKey Group”), has its headquarters in Switzerland. WISeKey International Holding Ltd, the ultimate parent of the WISeKey Group, was incorporated in December 2015 and is listed on the Swiss Stock Exchange, SIX SIS AG, with the valor symbol “WIHN” since March 2016 and on the NASDAQ Capital Market exchange with the valor symbol “WKEY” since December 2019.

The Group develops, markets, hosts and supports a range of solutions that enable the secure digital identification of individuals, cloud applications, and connected devices, through its Digital Identities, Semiconductors, Public Key Infrastructure (PKI), Blockchain and Space technologies. WISeKey’s current focus is on post-quantum cryptography (PQC) in order to provide secure, quantum resistant identification means to the market.

The Group leads a carefully planned vertical integration strategy through acquisitions of companies in the industry. Its strategic objectives include to secure its position among leading post-quantum cryptography providers and to provide integrated services to its customers and also achieve cross-selling and synergies across WISeKey.